Net Revenues - Schedule of Changes in Deferred Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Revenues Disclosure [Abstract]
Balance at of the beginning of the period	¥ 199,448,112	¥ 171,880,131
Cash received in advance, net of VAT	210,709,401	197,007,588
Revenue recognized from opening balance of deferred revenue	(106,900,106)	(92,221,808)
Revenue recognized from deferred revenue arising during the year	(94,296,098)	(68,036,452)
Disposal of subsidiaries and campuses in relation to junior art education services		(4,689,176)
Disposal of Equity Interests in Muhua Shangce	(3,793,597)
Change of refund liabilities	(2,714,620)	(4,492,171)
Balance at of the end of the period	¥ 202,453,092	¥ 199,448,112